Income Taxes - Income before income taxes (Details) - JPY (¥) ¥ in Thousands	12 Months Ended			24 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2022
Components of income (loss) before income taxes
Japan	¥ (80,543)	¥ (11,355)	¥ (48,334)
Singapore	(16,537)	(14,443)
Loss before income taxes	¥ (97,080)	¥ (25,798)	¥ (48,334)
Statutory rate (as a percent)			30.60%	34.60%